Commitments and Contingencies - Schedule of Future Minimum Lease Payments with Respect to Agreements (Details) - Dec. 31, 2022 ¥ in Thousands, $ in Thousands	CNY (¥)	USD ($)
Commitments and Contingencies Disclosure [Abstract]
2023	¥ 11,000	$ 1,595